FORM D

1374413

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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07051902

SEC ... EIVED ... PROCESSING
APR 2 ? 2007
WASH. D.C. 203 ... SECTION

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Limited Partnership Interests in CHL Medical Partners III, L.P.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

CHL Medical Partners III, L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1055 Washington Boulevard, Stamford, Connecticut 06901	**203.324.7700**
Address of Principal Offices (Number and Street, City, State, Zip Code) (if different from Executive Offices) **Same**	Telephone Number (Including Area Code)

PROCESSED

Brief Description of Business: **Venture capital fund.**

MAY 0 3 2007

THOMSON FINANCIAL

Type of Business Organization

☐ corporation ☒ limited partnership, already formed ☐ other (please specify):

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 7 Year 0 6 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service Abbreviation for State; CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS
Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number

Pillsbury
Winthrop
Shaw
Pittman LLP

1540 Broadway
New York,
NY 10036-4039

Tel 212.858.1000
Fax 212.858.1500
www.pillsburylaw.com

SEC MAIL PROCESSING
RECEIVED
APR 23 2007
WASH. D.C.
203 SECTION

April 18, 2007

Gloria DeSilvio
Phone: 212.858.1114
gloria.desilvio@pillsburylaw.com

CERTIFIED MAIL
RETURN RECEIPT REQUESTED

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: CHL Medical Partners III, L.P..
Amended Form D Filing

Ladies and Gentlemen:

On behalf of CHL Medical Partners III, L.P., a Delaware limited partnership, we enclose for filing five (5) copies of *an amended* Notice of Sale of Securities Pursuant to Regulation D on Form D, one of which is manually signed.

We would appreciate your acknowledging receipt of this filing on the extra copy of first page to the amended Form D and return it to us in the enclosed self-addressed, stamped envelope.

If you have any questions in connection with this filing, please do not hesitate to contact the undersigned.

Very truly yours,

Gloria DeSilvio
Blue Sky Administrative Assistant

Enclosures

cc w/enc: Jeffrey J. Collinson
Kimberly V. Mann

END

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